Inventories	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES
6.	INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2024	2025
	$	$

Raw materials	1,067	789
Work in progress	197	138
Finished goods	302	219
Total Inventories	1,566	1,146

Slow moving inventories amounting to $67, $86 and $71 were written off during the years ended March 31, 2023, 2024 and 2025, respectively.